Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 1,743	$ 1,686
Effect of discounting	(330)	(335)
Present value of minimum lease payments	1,413	1,351
Comprising:
Current lease liabilities per the balance sheet	354	345
Non-current lease liabilities per the balance sheet	1,059	1,006
Total lease liabilities	1,413	1,351
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	398	385
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	513	457
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	281	270
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 551	$ 574